Average Annual Total Returns - MCI - Victory Integrity Small Mid-Cap Value Fund	Class Y 1 Year	Class Y 5 Years	Class Y Life of Class		Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions Life of Class		Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares Life of Class		Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	25.44%	6.38%	9.06%	[1]	25.22%	6.01%	8.57%	[1]	15.22%	4.95%	7.26%	[1]	23.56%	7.18%	9.51%	[1]

[1]	Inception date of Class Y shares is July 5, 2011